CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares		3 Months Ended
	Feb. 09, 2021	Mar. 31, 2021	Dec. 31, 2020
Class A common stock
Sale of Class A Ordinary Shares (in shares)	34,500,000	34,500,000
Class B common stock
Common stock shares subject to forfeiture			1,125,000